Leases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Schedule of Carrying Amounts of the Group's Right -of-Use Assets	The carrying amounts of the Group’s right-of-use assets and the movements during the years ended 31 December 2024 and 2023 are as follows:

	2024	2023
Right-of-use assets
Balance at 1 January	119,802	47,501
Adjustments for indexed leases	6,283	7,354
New leases	41,506	74,109
Cancelled leases	(476)	(139)
Remeasurement due to acquisition of equipment	(27,902)	—
Reclassification	—	(443)
Depreciation	(13,377)	(8,913)
Translation difference	(638)	333
Balance at 31 December	125,198	119,802

Schedule of Detailed Information about Classes of Right of Use Assets	The Group’s right-of-use assets as of 31 December 2024 and 2023 are comprised of the following:

	2024	2023
Right-of-use assets
Facilities	117,931	110,692
Fleet	268	389
Equipment	6,999	8,721
	125,198	119,802

Schedule of Group's Lease Liabilities	The Group’s lease liabilities and the movements during the years ended 31 December 2024 and 2023 are as follows:

	2024	2023
Lease liabilities
Balance at 1 January	115,315	40,532
Adjustments for indexed leases	6,325	7,405
New leases	41,584	72,882
Cancelled leases	(484)	(167)
Installment payments	(10,725)	(7,260)
Remeasurement due to acquisition of equipment	(28,252)	—
Foreign currency adjustment	(1,695)	1,932
Translation difference	(416)	(9)
Balance at 31 December	121,652	115,315
Current liabilities	(9,515)	(9,683)
Non-current liabilities	112,137	105,632

Schedule of Group's Lease Arrangements
The amounts recognized in the consolidated statements of profit or loss and other comprehensive income or loss during the years ended 31 December 2024, 2023, and 2022 in relation to the Group’s lease arrangements are as follows:

	2024	2023	2022
Depreciation expense from right-of-use assets
Facilities	(11,922)	(7,631)	(9,423)
Fleet	(161)	(180)	(119)
Equipment	(1,294)	(1,102)	(327)
Total depreciation expense from right-of-use assets	(13,377)	(8,913)	(9,869)
Interest expense on lease liabilities	(6,614)	(3,840)	(6,022)
Foreign currency difference on lease liability	(1,695)	(1,932)	11,682
Gain/(loss) from extinguishment of lease agreement	375	(28)	(3,859)
Total amount recognized in profit and loss	(21,311)	(14,713)	(8,068)

Schedule of Maturity Analysis of Undiscounted Lease Payments
The maturity analysis of undiscounted lease payments as of 31 December 2024 and 2023 is as follows:

	2024	2023
Less than one year	16,731	14,637
One to five years	58,722	51,053
Thereafter	101,703	89,682
	177,156	155,372